Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of Changes in Restricted Stock Units
The following table summarizes information about the changes in restricted stock units as of and for the year ended December 31, 2020:

	Restricted Stock Units Outstanding	Weighted Average Grant Date Fair Value
Balance at beginning of period	826,263	$23.76
Granted(1)	420,521	31.35
Vested	(177,581)	31.64
Forfeited	(22,132)	33.20
Balance at end of period	1,047,071	$26.06
(1) Includes 118,776 restricted stock units issued in replacement of those initially granted by Franklin. See Note 2, "Mergers and acquisitions" for additional information.